SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Statement of Operations Summary Information:
Net loss for the period	$ 652,084	$ (416)	$ 2,675,037	$ (417,407)	$ (417,407)	$ 2,675,037	$ (417,407)
Weighted-average common shares outstanding - basic and diluted	305,451,498	301,888,665		300,222,000		304,166,073	300,222,000
Net loss per share, basic and diluted	$ 0.00	$ (0.00)		$ (0.00)		$ 0.01	$ (0.00)